Net fee income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Fee income arising from financial assets not at fair value through profit or loss	£ 842	£ 778	£ 935
Fee expense arising from financial liabilities not at fair value through profit or loss	247	229	221
Fee income arising from trust and fiduciary activities	654	673	709
Fee expense arising from trust and fiduciary activities	£ 83	£ 69	£ 61